PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.0%
Municipal Bonds
Alabama 0.8%
Southeast Energy Auth. A Cooperative District Rev., Series A	5.000%	11/01/25	220	$221,587
Arizona 4.3%
Arizona Indl. Dev. Auth. Rev.,
Ironwood Ranch Apts. Proj. (Mandatory put date 09/01/26)	5.000(cc)	02/01/58	1,000	1,030,294
The Ranches at Gunsmoke Proj. (Mandatory put date 11/01/26)	5.000(cc)	03/01/58	100	103,418
				1,133,712
California 8.0%
Bay Area Toll Auth. Rev., San Francisco Bay Area, Series B, Rfdg. (Mandatory put date 04/01/25)	2.850(cc)	04/01/47	500	499,970
California Infrast. & Econ. Dev. Bank Rev., Colburn Sch., Rfdg. (Mandatory put date 08/01/26)	1.750(cc)	08/01/55	880	850,233
California St., CM Veterans Bond, GO, Rfdg., AMT	3.150	12/01/26	775	767,010
				2,117,213
Colorado 3.1%
Colorado Hlth. Facs. Auth. Rev.,
Adventist Hlth. Sys., Sunbelt Oblig. Grp., Series B (Mandatory put date 11/20/25)	5.000(cc)	11/15/48	290	293,626
Commonspirit Hlth., Series A-1, Rfdg.	5.000	08/01/26	260	268,028

University of Colorado Rev., University Enterprise Rev., Green Bond Proj., Series C-3B, Rfdg. (Mandatory Put Date 10/15/26)	2.000(cc)	06/01/51	260	252,597
				814,251
Florida 2.5%
Orange Cnty. Hlth. Facs. Auth. Rev., Adventhealth Oblig. Grp., Series C, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	11/15/52	250	257,772
Palm Beach Cnty. Hsg. Fin. Auth. Rev., Lakeside Commons (Mandatory put date 04/01/25)	5.000(cc)	04/01/26	400	401,699
				659,471

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois 19.9%
Chicago O’Hare Int’l. Arpt. Rev., Series A, Rfdg., AMT	5.000%	01/01/27	1,000	$1,000,848
Illinois Fin. Auth. Rev.,
Mercy Hlth. Sys. Oblig. Grp., Rfdg.	5.000	12/01/26	250	254,340
OSF Healthcare Sys., Series B-2, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	05/15/50	435	443,233
Westminster Vlg., Series A, Rfdg.	4.500	05/01/28	1,000	982,458

Illinois Hsg. Dev. Auth. Rev., 1203 N Calif. Avenue (Mandatory put date 02/01/25)	5.000(cc)	02/01/26	500	501,081
Illinois St.,
GO	5.000	06/01/26	215	220,610
Series B, GO, Rfdg.	5.000	03/01/25	835	837,754

Illinois St. Toll Hwy. Auth. Rev., Series A	5.000	01/01/40	1,000	1,005,639
				5,245,963
Indiana 3.2%
Indiana Fin. Auth. Rev., Indiana Univ. Hlth. Oblig. Grp., Series B (Mandatory put date 07/01/25)	2.250(cc)	12/01/58	860	852,878
Kentucky 2.8%
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	500	500,404
Series A-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	235	235,186
				735,590
Massachusetts 3.9%
Massachusetts Dev. Fin. Agcy. Rev., Dexter Southfield., Rfdg.	5.000	05/01/30	1,035	1,040,351
Missouri 2.3%
Missouri Joint Muni. Elec. Util. Commn. Rev., Iatan 2 Proj., Series A, Rfdg.	5.000	12/01/35	600	603,383
New Hampshire 1.0%
New Hampshire Bus. Fin. Auth. Rev., Silverado Proj., 144A	5.000	12/01/28	250	250,454

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Mexico 2.5%
New Mexico Muni. Energy Acq. Auth. Rev., Series A, Rfdg. (Mandatory put date 05/01/25)	5.000%(cc)	11/01/39	660	$663,614
New York 13.9%
Amherst Indl. Dev. Agcy. Rev., Sutton Place Preservation LP Proj. (Mandatory put date 04/01/25)	3.900(cc)	04/01/26	700	699,564
Dutchess Cnty. Loc. Dev. Corp. Rev., Health Quest Sys. Proj., Inc., Series B	5.000	07/01/26	200	204,899
New York City Hsg. Dev. Corp. Rev., Sustainable Dev. Bonds, Series F-2A (Mandatory put date 12/22/26)	3.400(cc)	11/01/62	200	199,063
New York Convention Ctr. Dev. Corp. Rev., Hotel Unit Fee Sec’d., Rfdg.	5.000	11/15/40	1,000	1,009,807
New York Trans. Dev. Corp. Rev., Delta Air Lines, Inc., Laguar Arpt. Term. C&D Redev., AMT	5.000	01/01/25	1,060	1,060,823
Port Auth. of NY & NJ Rev., Consol., Series 188, Rfdg., AMT	5.000	05/01/25	500	503,063
				3,677,219
Oklahoma 1.4%
Oklahoma Dev. Fin. Auth. Rev., Integris, Series A, Rfdg.	5.000	08/15/25	375	378,811
Oregon 1.6%
Port of Portland Arpt. Rev., Series 27-A, Rfdg., AMT	5.000	07/01/26	420	430,836
Pennsylvania 3.8%
Pennsylvania Tpke. Commn. Rev., Series A-1, Rfdg.	5.000	12/01/40	1,000	1,005,904
South Carolina 2.9%
SCAGO Edl. Facs. Corp. for Pickens Sch. Dist. Rev., Rfdg.	5.000	12/01/30	750	755,629

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Tennessee 3.8%
Tennessee Energy Acq. Corp. Gas Rev., Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000%(cc)	11/01/49	1,000	$1,001,352
Texas 11.3%
Birdville Independent Sch. Dist., Series A, GO, PSFG	5.000	02/15/40	1,000	1,003,370
City of Austin Arpt. Sys. Rev., AMT	5.000	11/15/39	1,000	1,000,669
City of Dallas Hsg. Fin. Corp. Rev., The Positano (Mandatory put date 03/01/26)	5.000(cc)	09/01/26	100	101,287
Denton Cnty. Hsg. Fin. Corp. Rev., Pathway on Woodrow Apts. (Mandatory put date 02/01/25)	5.000(cc)	02/01/26	225	225,420
Houston Hsg. Fin. Corp. Rev., Alcott Vlg., Series A (Mandatory put date 04/01/26)	3.200(cc)	04/01/28	500	497,674
Travis Cnty. Hsg. Fin. Corp. Rev., Kensington Apts. (Mandatory put date 08/01/25)	3.750(cc)	08/01/26	150	150,138
				2,978,558
Washington 2.6%
Washington Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/25	230	232,373
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	170	171,543
Overlake Hosp. Med. Ctr., Series B, Rfdg.	5.000	07/01/26	270	276,041
				679,957
Wisconsin 2.4%
Pub. Fin. Auth. Rev., Triad Edu. Svcs., Inc., Series A	4.000	06/15/26	370	370,534
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Marshfield Clinic Hlth. Sys., Inc., Series A	5.000	02/15/25	250	250,422
				620,956

Total Long-Term Investments (cost $25,848,379)				25,867,689

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Short-Term Investment 0.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $236,630)(wb)	236,630	$236,630

TOTAL INVESTMENTS 98.9% (cost $26,085,009)		26,104,319
Other assets in excess of liabilities(z) 1.1%		293,525

Net Assets 100.0%		$26,397,844

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AMT—Alternative Minimum Tax
BOA—Bank of America, N.A.
GO—General Obligation
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MUNIPSA—Municipal Swap Weekly Yield Index
OTC—Over-the-counter
PSFG—Permanent School Fund Guarantee
Q—Quarterly payment frequency for swaps

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Interest rate swap agreements outstanding at November 30, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
3,000	10/04/25	2.645%(Q)	1 Week MUNIPSA(2)(Q)/ 2.860%	$(10,308)	$—	$(10,308)	BOA
1,550	11/07/25	2.848%(Q)	1 Week MUNIPSA(2)(Q)/ 2.860%	(1,303)	—	(1,303)	JPM

PGIM Ultra Short Municipal Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Interest rate swap agreements outstanding at November 30, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
1,000	12/03/25	2.892%(Q)	1 Week MUNIPSA(2)(Q)/ 2.860%	$—	$—	$—	JPM
1,800	10/04/26	2.425%(Q)	1 Week MUNIPSA(2)(Q)/ 2.860%	(15,946)	—	(15,946)	BOA
800	11/07/26	2.748%(Q)	1 Week MUNIPSA(2)(Q)/ 2.860%	(1,582)	—	(1,582)	JPM
				$(29,139)	$—	$(29,139)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).